BUSINESS COMBINATIONS (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired and Liability Assumed	The Company recognized the following assets and liabilities in relation to the acquisition of Fierce:

(in thousands)
Cash	$315
Intangible assets	411
Goodwill	8,588
Other non-current assets	3,296
Total assets	$12,610

Deferred tax liability	110
Total liabilities	$110
The Company recognized the following assets and liabilities in relation to the acquisition of CMF on July 18, 2024:

(in thousands)
Intangible assets	$7,213
Goodwill	5,193
Counterparty digital assets	943,445
Total assets	$955,851

Counterparty digital asset obligations	943,445
Accounts payable and accrued liabilities	21
Total liabilities	$943,466

Galaxy Digital Holdings, LP
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired and Liability Assumed	The Company recognized the following assets and liabilities in relation to the acquisition of Fierce:

(in thousands)
Cash	$315
Intangible assets	411
Goodwill	8,588
Other non-current assets	3,296
Total assets	$12,610

Deferred tax liability	110
Total liabilities	$110
The Company recognized the following assets and liabilities in relation to the acquisition of CMF on July 18, 2024:

(in thousands)
Intangible assets	$7,213
Goodwill	5,193
Counterparty digital assets	943,445
Total assets	$955,851

Counterparty digital asset obligations	943,445
Accounts payable and accrued liabilities	21
Total liabilities	$943,466
on February 21, 2023 in exchange for the net identifiable assets of GK8 and goodwill identified below:

(in thousands)
Receivables	$814
Prepaid expenses and other assets	190
Property and equipment	128
Intangibles	23,258
Goodwill(1)	19,612
Total assets	$44,002

Accounts payable and accrued liabilities	109
Total liabilities	$109